INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Dec. 31, 2012 SFL Deepwater [Member] assets	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Dec. 31, 2012 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	Dec. 31, 2010 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2007 Rig Finance II [Member]	Dec. 31, 2012 Bluelot Shipping Company [Member]	Dec. 31, 2011 Bluelot Shipping Company [Member]	Dec. 31, 2010 Bluelot Shipping Company [Member]	Dec. 31, 2012 SFL Corte Real [Member]	Dec. 31, 2011 SFL Corte Real [Member]	Dec. 31, 2010 SFL Corte Real [Member]	Dec. 31, 2010 Front Shadow [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%				100.00%			100.00%	100.00%	0.00%	100.00%	100.00%	0.00%
Term loan facility, principal amount				$ 420,000,000			$ 700,000,000				$ 1,400,000,000					$ 170,000,000
Term loan facility, term				5 years			5 years				5 years
Term loan facility, amount outstanding	1,831,200,000	1,910,464,000		397,500,000				821,900,000
Term loan facility, amount guaranteed				70,000,000				200,000,000				20,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations								2
Call option price relating to vessel sold															133,100,000								21,500,000
Gain on sale of investment in associated company	0	4,064,000	0									4,100,000
Cost of vessel leased																			171,000,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties																	60,000,000
Investment loan to finance vessel																	25,000,000
Term of lease (in years)																	15 years
Purchase price of vessel-owning entity pursuant to options of lessee																	2,600,000
Summarized balance sheet information [Abstract]
Current assets				52,776,000	86,641,000			145,390,000	135,876,000								3,998,000	1,751,000		3,950,000	1,690,000			206,114,000	225,958,000
Non-current assets				488,297,000	535,967,000			994,390,000	1,127,563,000								0	0		0	0			1,482,687,000	1,663,530,000
Total assets				541,073,000	622,608,000			1,139,780,000	1,263,439,000								3,998,000	1,751,000		3,950,000	1,690,000			1,688,801,000	1,889,488,000
Current liabilities				40,138,000	77,282,000			828,712,000	124,049,000								0	20,000		0	4,000			868,850,000	201,355,000
Non-current liabilities				427,010,000	494,224,000			160,050,000	1,024,071,000								0	0		0	0			587,060,000	1,518,295,000
Total liabilities				467,148,000	571,506,000			988,762,000	1,148,120,000								0	20,000		0	4,000			1,455,910,000	1,719,650,000
Total shareholders' equity				73,925,000	51,102,000			151,018,000	115,319,000								3,998,000	1,731,000		3,950,000	1,686,000			232,891,000	169,838,000
Due from parent																	3,800,000	1,700,000		3,800,000	1,700,000
Due to parent				67,000,000	84,600,000			154,900,000	189,600,000
Statement of operations information [Abstract]
Operating revenues				37,421,000	46,771,000	52,318,000		69,508,000	76,586,000	84,127,000			3,550,000				19,612,000	14,499,000		19,722,000	14,108,000		899,000	146,263,000	155,514,000	137,344,000
Net operating revenues				37,418,000	46,767,000	52,316,000		69,485,000	76,583,000	84,084,000			3,544,000				2,266,000	1,731,000		2,265,000	1,686,000		749,000	111,434,000	130,311,000	137,149,000
Net income				10,719,000	12,806,000	14,569,000		28,243,000	31,861,000	35,296,000			2,818,000				2,266,000	1,731,000		2,264,000	1,686,000		548,000	43,492,000	50,902,000	50,413,000
Interest payable to parent				$ 6,500,000	$ 6,500,000	$ 6,500,000		$ 13,100,000	$ 13,100,000	$ 13,100,000